Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Expenses [Line Items]
Disbursements Amount	$ 14,046,722	$ 16,132,535	$ 20,968,708
Capitalized amounts	5,768,806	6,245,845	11,304,025
Expenses amount	8,313,182	9,886,690	9,664,683
Future disbursement amount	3,966,677	3,078,356	3,255,494
Total Disbursements	17,967,209	19,210,891	24,224,202
Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		15,902,027
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	13,128	3,165
Expenses amount	13,128	3,165
Future disbursement amount	19,298
Total Disbursements	32,426	3,165
Pehuenche [Member] | Waste Management [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		3,165
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,528	1,988
Expenses amount	3,528	1,988
Future disbursement amount	5,334
Total Disbursements	8,862	1,988
Pehuenche [Member] | Environmental Sanitation [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,988
Pehuenche [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,993
Expenses amount	4,993
Future disbursement amount	24,720
Total Disbursements	29,713
Pehuenche [Member] | Materials Environment [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		9,061
Pehuenche [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,235
Expenses amount	4,235
Future disbursement amount	6,180
Total Disbursements	10,415
Pehuenche [Member] | Curillinque Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		9,061
Expenses amount		9,061
Total Disbursements		9,061
Pehuenche [Member] | Curillinque Central [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		882
Expenses amount		882
Total Disbursements		882
Pehuenche [Member] | Studies, Monitoring and Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount			62,560
Expenses amount			62,560
Total Disbursements			62,560
Pehuenche [Member] | Loma Alta Central [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		882
Expenses amount		882
Total Disbursements		882
Pehuenche [Member] | Environmental costs in hydroelectric plants [Member]
Environmental Expenses [Line Items]
Disbursements Amount			48,574
Capitalized amounts			48,574
Total Disbursements			48,574
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks [Member]
Environmental Expenses [Line Items]
Disbursements Amount	305,701	2,600	134,394
Expenses amount	305,701	2,600	134,394
Future disbursement amount			19,654
Total Disbursements	305,701	2,600	154,048
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,600
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks One [Member]
Environmental Expenses [Line Items]
Disbursements Amount	303,873	67,291	5,790,042
Capitalized amounts			2,472,768
Expenses amount	303,873	67,291	3,317,274
Future disbursement amount			502,599
Total Disbursements	303,873	67,291	6,292,641
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks One [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		67,291
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,296,066	3,507,502	19,416
Capitalized amounts			19,416
Expenses amount	3,296,066	3,507,502
Future disbursement amount			373,059
Total Disbursements	3,296,066	3,507,502	392,475
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		3,507,502
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Networks Mt/Bt One [Member]
Environmental Expenses [Line Items]
Disbursements Amount		64,737
Expenses amount		64,737
Total Disbursements		64,737
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	91,353		158,086
Capitalized amounts	91,353		158,086
Future disbursement amount			18,056
Total Disbursements	91,353		176,142
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		170,077
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/BT [Member]
Environmental Expenses [Line Items]
Disbursements Amount		170,077
Capitalized amounts		170,077
Total Disbursements		170,077
Enel Distribucion Chile S.A. [Member] | Replace TRIFAS Transformers MEJ Quality BT [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,649,294	1,168,343	1,288,155
Capitalized amounts	3,649,294	1,168,343	1,288,155
Future disbursement amount			1,353,909
Total Disbursements	3,649,294	1,168,343	2,642,064
Enel Distribucion Chile S.A. [Member] | Replace TRIFAS Transformers MEJ Quality BT [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,168,343
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursements Amount	340,704	19,706	15,383
Expenses amount	340,704	19,706	15,383
Future disbursement amount			36,633
Total Disbursements	340,704	19,706	52,016
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		64,737
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Disbursements Amount	19,122	103,847	1,780
Expenses amount	19,122	103,847	1,780
Total Disbursements	19,122	103,847	1,780
Enel Distribucion Chile S.A. [Member] | Management Respel [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		103,847
Enel Distribucion Chile S.A. [Member] | SEC Standardization Project [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,774,155
Capitalized amounts	1,774,155
Total Disbursements	1,774,155
Enel Distribucion Chile S.A. [Member] | Oil Analysis At Power [Member]
Environmental Expenses [Line Items]
Disbursements Amount	32,096
Expenses amount	32,096
Total Disbursements	32,096
Enel Distribucion Chile S.A. [Member] | Asbestos Removal from Underground Cables [Member]
Environmental Expenses [Line Items]
Disbursements Amount			265,577
Capitalized amounts			146,300
Expenses amount			119,277
Future disbursement amount			118,337
Total Disbursements			383,914
Enel Distribucion Chile S.A. [Member] | Change of Trade X Caple Network [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,476,780	851,792
Capitalized amounts		1,476,780	851,792
Future disbursement amount			530,712
Total Disbursements		1,476,780	1,382,504
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Disbursements Amount			1,767
Capitalized amounts			1,767
Future disbursement amount			5,203
Total Disbursements			6,970
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee One [Member]
Environmental Expenses [Line Items]
Disbursements Amount		21,719	46,339
Expenses amount		21,719	46,339
Future disbursement amount			568
Total Disbursements		21,719	46,907
Enel Distribucion Chile S.A. [Member] | Environmental Management Three [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,337
Expenses amount		2,337
Total Disbursements		2,337
Enel Distribucion Chile S.A. [Member] | Replacement TD DAE Concentrica X TD. TRIF. Red Caple [Member]
Environmental Expenses [Line Items]
Disbursements Amount		492,260	712,455
Capitalized amounts		492,260	712,455
Future disbursement amount			295,961
Total Disbursements		492,260	1,008,416
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,374		5,831
Expenses amount	1,374		5,831
Future disbursement amount			803
Total Disbursements	1,374		6,634
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,337
Enel Generación Chile S.A. [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Disbursements Amount		576,519	797,543
Expenses amount		576,519	797,543
Total Disbursements		576,519	797,543
Enel Generación Chile S.A. [Member] | Standardization Cems [Member]
Environmental Expenses [Line Items]
Disbursements Amount		207,966	645,302
Capitalized amounts		207,966	645,302
Total Disbursements		207,966	645,302
Enel Generación Chile S.A. [Member] | Hydraulic Centrals [Member]
Environmental Expenses [Line Items]
Disbursements Amount			11,567
Expenses amount			11,567
Total Disbursements			11,567
Enel Generación Chile S.A. [Member] | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,315
Expenses amount		2,315
Total Disbursements		2,315
Enel Generación Chile S.A. [Member] | C.H. Ralco [Member]
Environmental Expenses [Line Items]
Disbursements Amount			4,542,216
Capitalized amounts			4,542,216
Total Disbursements			4,542,216
Enel Generación Chile S.A. [Member] | Central Quintero [Member]
Environmental Expenses [Line Items]
Disbursements Amount		458,001	417,194
Capitalized amounts		110,923	417,194
Expenses amount		347,078
Future disbursement amount		37,983
Total Disbursements		495,984	417,194
Enel Generación Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursements Amount	595,987	1,452,158
Capitalized amounts	95,976	855,667
Expenses amount	500,011	596,491
Future disbursement amount	599,144	855,667
Total Disbursements	1,195,131	2,307,825
Enel Generación Chile S.A. [Member] | Environmental Expenses CC. CC [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,307,825
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,048,635	5,387,657	2,102,056
Capitalized amounts	158,028	1,763,829
Expenses amount	1,890,607	3,623,828	2,102,056
Future disbursement amount	1,520,333	1,763,829
Total Disbursements	3,568,968	7,151,486	2,102,056
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.IT [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		7,151,486
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.IT One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,867,523
Expenses amount			2,867,523
Total Disbursements			2,867,523
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Disbursements Amount	263,737	339,103	183,156
Expenses amount	263,737	339,103	183,156
Future disbursement amount		420,877
Total Disbursements	263,737	759,980	$ 183,156
Enel Generación Chile S.A. [Member] | Environmental Expenses CC.HH [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		759,980
Enel Green Power del Sur Spa. | Carrera Pinto Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,432
Expenses amount		4,432
Total Disbursements		4,432
Enel Green Power del Sur Spa. | Carrera Pinto Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		6,466
Expenses amount		6,466
Total Disbursements		6,466
Enel Green Power del Sur Spa. | Carrera Pinto Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,436
Expenses amount		4,436
Total Disbursements		4,436
Enel Green Power del Sur Spa. | Finis Terrae Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		10,954
Expenses amount		10,954
Total Disbursements		10,954
Enel Green Power del Sur Spa. | Finis Terrae Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		7,674
Expenses amount		7,674
Total Disbursements		7,674
Enel Green Power del Sur Spa. | Finis Terrae Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,154
Expenses amount		2,154
Total Disbursements		2,154
Enel Green Power del Sur Spa. | La Silla Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,902
Expenses amount		2,902
Total Disbursements		2,902
Enel Green Power del Sur Spa. | Los Buenos Aires Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,509
Expenses amount		1,509
Total Disbursements		1,509
Enel Green Power del Sur Spa. | Los Buenos Aires Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		20,613
Expenses amount		20,613
Total Disbursements		20,613
Enel Green Power del Sur Spa. | Los Buenos Aires Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		3,989
Expenses amount		3,989
Total Disbursements		3,989
Enel Green Power del Sur Spa. | Los Buenos Aires Waste Water Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		882
Expenses amount		882
Total Disbursements		882
Enel Green Power del Sur Spa. | Los Buenos Aires Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,589
Expenses amount		5,589
Total Disbursements		5,589
Enel Green Power del Sur Spa. | Pampa Norte Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,098
Expenses amount		5,098
Total Disbursements		5,098
Enel Green Power del Sur Spa. | Pampa Norte Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		6,618
Expenses amount		6,618
Total Disbursements		6,618
Enel Green Power del Sur Spa. | Pampa Norte Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		3,459
Expenses amount		3,459
Total Disbursements		3,459
Enel Green Power del Sur Spa. | Renaico Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,281
Expenses amount		2,281
Total Disbursements		2,281
Enel Green Power del Sur Spa. | Renaico Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		83,820
Expenses amount		83,820
Total Disbursements		83,820
Enel Green Power del Sur Spa. | Renaico Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,226
Expenses amount		5,226
Total Disbursements		5,226
Enel Green Power del Sur Spa. | Renaico Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		982
Expenses amount		982
Total Disbursements		982
Enel Green Power del Sur Spa. | Renaico Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,822
Expenses amount		4,822
Total Disbursements		4,822
Enel Green Power del Sur Spa. | Renaico Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursements Amount		53,970
Expenses amount		53,970
Total Disbursements		53,970
Enel Green Power del Sur Spa. | Sierra Gorda Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		13,999
Expenses amount		13,999
Total Disbursements		13,999
Enel Green Power del Sur Spa. | Sierra Gorda Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		42,959
Expenses amount		42,959
Total Disbursements		42,959
Enel Green Power del Sur Spa. | Sierra Gorda Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		3,300
Expenses amount		3,300
Total Disbursements		3,300
Enel Green Power del Sur Spa. | Sierra Gorda Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		127
Expenses amount		127
Total Disbursements		127
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	84,113
Expenses amount	84,113
Future disbursement amount	148,447
Total Disbursements	232,560
Enel Green Power Chile S.A. [Member] | Waste Management [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		33,841
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	46,957
Expenses amount	46,957
Future disbursement amount	104,448
Total Disbursements	151,405
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		36,175
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Expenses amount	35,266
Future disbursement amount	44,588
Enel Green Power Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursements Amount	51,716
Expenses amount	51,716
Future disbursement amount	66,741
Total Disbursements	118,457
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	189,321
Expenses amount	189,321
Future disbursement amount	355,550
Total Disbursements	544,871
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		147,392
Enel Green Power Chile S.A. [Member] | Technical Counterpart Environmental Studies [Member]
Environmental Expenses [Line Items]
Future disbursement amount	5,287
Total Disbursements	5,287
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	32,032
Expenses amount	32,032
Future disbursement amount	40,578
Total Disbursements	72,610
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		4,822
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	8,066
Expenses amount	8,066
Future disbursement amount	31,591
Total Disbursements	39,657
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		17,629
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursements Amount	222,291
Expenses amount	222,291
Future disbursement amount	297,167
Total Disbursements	519,458
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		53,970
Enel Green Power Chile S.A. [Member] | Travel Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	56,820
Expenses amount	56,820
Future disbursement amount	85,150
Total Disbursements	140,368
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	21,992
Expenses amount	21,992
Future disbursement amount	32,918
Total Disbursements	54,910
Geotermica del Norte SA [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	6,500
Expenses amount	6,500
Future disbursement amount	14,319
Total Disbursements	20,819
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	313,280
Expenses amount	313,280
Future disbursement amount	339,170
Total Disbursements	652,450
Geotermica del Norte SA [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	91
Expenses amount	91
Future disbursement amount	3,559
Total Disbursements	3,650
Geotermica del Norte SA [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,816
Expenses amount	4,816
Future disbursement amount	1,324
Total Disbursements	6,140
Parque Eolico Talinay Oriente S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	13,064
Expenses amount	13,064
Future disbursement amount	18,580
Total Disbursements	31,644
Parque Eolico Talinay Oriente S.A. [Member] | Waste Management [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		11,865
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	6,939
Expenses amount	6,939
Future disbursement amount	4,109
Total Disbursements	11,048
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	76,595
Expenses amount	76,595
Total Disbursements	76,595
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		63,666
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,087
Expenses amount	2,087
Total Disbursements	2,087
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,738
Parque Eolico Talinay Oriente S.A. [Member] | Taltal Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		44,656
Expenses amount		44,656
Total Disbursements		44,656
Parque Eolico Talinay Oriente S.A. [Member] | Taltal Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,476
Expenses amount		2,476
Total Disbursements		2,476
Parque Eolico Talinay Oriente S.A. [Member] | Taltal Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,515
Expenses amount		2,515
Total Disbursements		2,515
Parque Eolico Talinay Oriente S.A. [Member] | Taltal Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		10,745
Expenses amount		10,745
Total Disbursements		10,745
Parque Eolico Tal Tal SpA | Valle de los Vientos Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		11,546
Expenses amount		11,546
Total Disbursements		11,546
Parque Eolico Tal Tal SpA | Valle de los Vientos Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		20,216
Expenses amount		20,216
Total Disbursements		20,216
Parque Eolico Tal Tal SpA | Valle de los Vientos Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,471
Expenses amount		2,471
Total Disbursements		2,471
Parque Eolico Valle de Los Vientos SpA [Member] | Talinay Oriente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		63,666
Expenses amount		63,666
Total Disbursements		63,666
Parque Eolico Valle de Los Vientos SpA [Member] | Talinay Oriente Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		9,419
Expenses amount		9,419
Total Disbursements		9,419
Parque Eolico Valle de Los Vientos SpA [Member] | Talinay Oriente Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,738
Expenses amount		1,738
Total Disbursements		1,738
Parque Eolico Valle de Los Vientos SpA [Member] | Talinay Oriente Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		11,865
Expenses amount		11,865
Total Disbursements		11,865
Empresa Electrica Panguipulli S.A. | Chanares Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,613
Expenses amount		1,613
Total Disbursements		1,613
Empresa Electrica Panguipulli S.A. | Chanares Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		7,981
Expenses amount		7,981
Total Disbursements		7,981
Empresa Electrica Panguipulli S.A. | Chanares Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,262
Expenses amount		5,262
Total Disbursements		5,262
Empresa Electrica Panguipulli S.A. | Chanares Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,591
Expenses amount		5,591
Total Disbursements		5,591
Empresa Electrica Panguipulli S.A. | Lalackama Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,678
Expenses amount		1,678
Total Disbursements		1,678
Empresa Electrica Panguipulli S.A. | Lalackama Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		7,091
Expenses amount		7,091
Total Disbursements		7,091
Empresa Electrica Panguipulli S.A. | Lalackama Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		3,273
Expenses amount		3,273
Total Disbursements		3,273
Empresa Electrica Panguipulli S.A. | Pilmaiquen Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		1,450
Expenses amount		1,450
Total Disbursements		1,450
Empresa Electrica Panguipulli S.A. | Pilmaiquen Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		6,822
Expenses amount		6,822
Total Disbursements		6,822
Empresa Electrica Panguipulli S.A. | Pullinque Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		785
Expenses amount		785
Total Disbursements		785
Empresa Electrica Panguipulli S.A. | Pullinque Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,627
Expenses amount		2,627
Total Disbursements		2,627
Empresa Electrica Panguipulli S.A. | Pullinque Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		4,129
Expenses amount		4,129
Total Disbursements		4,129
Empresa Electrica Panguipulli S.A. | Pullinque Environment Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount		394
Expenses amount		394
Total Disbursements		394
Empresa Electrica Panguipulli S.A. | Talinay Poniente Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		46,026
Expenses amount		46,026
Total Disbursements		46,026
Almeyda Solar Spa [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	39,521
Almeyda Solar Spa [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	33,992
Expenses amount	33,992
Future disbursement amount	36,542
Total Disbursements	70,534
Almeyda Solar Spa [Member] | Environmental Sanitation [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		33,467
Almeyda Solar Spa [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Future disbursement amount	24,435
Total Disbursements	24,435
Almeyda Solar Spa [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	63,736
Expenses amount	63,736
Future disbursement amount	64,160
Total Disbursements	127,896
Almeyda Solar Spa [Member] | Campaigns and Studies [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		121,506
Almeyda Solar Spa [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	16,663
Expenses amount	16,663
Future disbursement amount	28,702
Total Disbursements	45,365
Almeyda Solar Spa [Member] | Environmental Materials [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		394
Almeyda Solar Spa [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	8,149
Expenses amount	8,149
Future disbursement amount	12,795
Total Disbursements	20,944
Almeyda Solar Spa [Member] | Sewage Treatment Plant [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		17,419
Almeyda Solar Spa [Member] | Finis Terrae Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Expenses amount	39,521
Future disbursement amount	31,508
Total Disbursements	$ 71,029
Almeyda Solar Spa [Member] | Finis Terrae Wastewater Treatment Plant [Member] | Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		37,904
Almeyda Solar Spa [Member] | Diego de Almagro Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		10,087
Expenses amount		10,087
Total Disbursements		10,087
Almeyda Solar Spa [Member] | Diego de Almagro Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,216
Expenses amount		5,216
Total Disbursements		5,216
Almeyda Solar Spa [Member] | Diego de Almagro Wastewater Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		6,040
Expenses amount		6,040
Total Disbursements		$ 6,040